INCOME TAXES - Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets:	$ 34,083	$ 10,732
Deferred tax liabilities	(1,192,982)	(256,317)
Mining interests and plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,074,963)	(229,166)
Environmental rehabilitation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	47,350	15,967
Ontario Mining Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(261,020)	(30,729)
Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets:	24,257	6,315
Deferred tax liabilities	55,789	0
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	22,169	0
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(9,630)	(18,686)
Mark to market adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets:	0	(9,201)
Deferred tax liabilities	6,504	2,902
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	18,954	0
Employee provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets:	9,525	13,543
Deferred tax liabilities	5,634	4,694
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets:	301	75
Deferred tax liabilities	$ (3,769)	$ (1,299)